H4 Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Related Party Transactions

SEK billion	2025	2024	2023

Sales to Ericsson Nikola Tesla	0.4	0.4	0.4

Purchases from Ericsson Nikola Tesla	1.5	1.6	1.6